SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	Jan. 02, 2018 USD ($)
Disclosure of significant accounting policies [Abstract]
Increase of deferred revenues	$ 249
Increase of accumulated deficit	$ 249